Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Disclosure of Changes in Financial Liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2023	2022
Lease liabilities – Short term	1,199	962
Repayable BPI loan advances - Short term	592	500
PGE Loans*	2,583	2,632
EIB Loan – Short term	649	467
Total current financial liabilities	5,022	4,560
Lease liabilities – Long term	3,883	4,568
Repayable BPI loan advances – Long term	1,872	2,258
PGE Loans*	4,028	6,495
EIB loan – Long term	35,761	35,287
Total non-current financial liabilities	45,543	48,608
Total financial liabilities	50,565	53,169
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	299	—	299	299
Trade receivables	19,004	—	19,004	19,004
Cash and cash equivalents	75,283	—	75,283	75,283
Total assets	94,586	—	94,586	94,586
Financial liabilities
Non-current financial liabilities	45,543	—	45,543	47,821
Current financial liabilities	5,022	—	5,022	5,033
Trade payables and other payables	18,237	—	18,237	18,237
Total liabilities	68,802	—	68,802	71,091
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
As of December 31, 2023, the carrying value of receivables and current liabilities is assumed to approximate their fair value.

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of Commercialization Date Sensitivity Analysis	Commercialization date sensitivity analysis
With constant average discount rate and cumulated net sales :

(in thousands of euros)	As of December 31, 2023
Commercialization date sensitivity	Total debt at amortized cost	P&L impact	Global impact
Based date	36,409	—	—
1 year after	33,982	2,427	2,427
(*) one year postponing versus first year of commercialization
Commercialization date sensitivity analysis
With the same average discount rate and cumulated net sales :

(in thousands of euros)	As of December 31, 2023
Commercialization date sensitivity	Total debt at amortized cost	P&L impact	Global impact
Based date	38,699	—	—
1 year after	35,749	2,950	2,950
(*) one year postponing versus first year of commercialization

Disclosure of Cumulated Net Sales Sensitivity Analysis	Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date :

(in thousands of euros)	As of December 31, 2023
Cumulated net sales sensitivity	Total debt at fair value	P&L impact	Global impact
Net sales -10%	36,718	309	309
Based cumulated net sales	36,409	—	—
Net sales +10%	36,100	(309)	(309)
Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date :

(in thousands of euros)	As of December 31, 2023
Cumulated net sales sensitivity	Total debt at fair value	P&L impact	Global impact
Net sales -10%	38,906	207	207
Based cumulated net sales	38,699	—	—
Net sales +10%	38,492	(207)	(207)

Disclosure of Conditional Advance, Bank Loan and Loans from Government and Public Authorities
Conditional advances and loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	EIB Loan	Curadigm Bpifrance advance	Total
As of January 1, 2022	2,266	493	26,374	300	29,433
Principal received	—	—	—	—	—
Impact of discounting and accretion	3	7	6,855	17	6,882
Accumulated fixed interest expense accrual	47	—	1,643	—	1,690
Accumulated variable interest expense accrual	—	—	3,740	—	3,740
Repayment	—	(375)	(2,858)	—	(3,233)
As of December 31, 2022	2,316	125	35,754	317	38,512
Principal received	—	—	—	150	150
Impact of discounting and catch-up	16	—	(285)	(20)	(289)
Accumulated fixed interest expense accrual	34	—	2,385	—	2,419
Accumulated variable interest expense accrual	—	—	5,195	—	5,195
Repayment	(300)	(125)	(6,639)	(50)	(7,114)
As of December 31, 2023	2,066	—	36,409	397	38,873
Bank loan

(in thousands of euros)	HSBC “PGE” (1)	Bpifrance “PGE” (1)	Total
As of January 1, 2022	5,030	5,038	10,068
Principal received	—	—	—
Impact of discounting and accretion	(1)	(7)	(8)
Accumulated fixed interest expense accrual (2)	42	111	153
Repayment	(661)	(425)	(1,086)
As of December 31, 2022	4,409	4,717	9,127
Principal received	—	—	—
Impact of discounting and accretion	(9)	(6)	(15)
Accumulated fixed interest expense accrual (3)	41	90	131
Repayment	(1,287)	(1,345)	(2,632)
As of December 31, 2023	3,155	3,457	6,612
(1)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
(2) In 2022 the fixed interest accrual refers to guaranteed fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
(3) In 2023 the fixed interest accrual refers to guaranteed fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
Disclosure of Reconciliation of Changes in Lease Liabilities
The table below shows the detail of changes in lease liabilities recognized on the statements of financial position over the periods disclosed:

(in thousands of euros)	Lease liabilities
As of January 1, 2022	6,519
New lease contracts	—
Indexation effect on current lease commitment	252
Impact of discounting and accretion	(26)
Fixed interest expense	238
Repayment of lease	(1,331)
Early termination of lease contracts	(122)
As of December 31, 2022	5,530
New lease contracts	—
Indexation effect on current lease commitment	376
Impact of discounting and accretion	(31)
Fixed interest expense	203
Repayment of lease	(996)
Early termination of lease contracts	—
As of December 31, 2023	5,081
The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB Loan	HSBC “PGE”	Bpifrance “PGE”	Lease Liabilities	Total
January 1, 2022	2,266	493	300	26,374	5,030	5,038	6,519	46,020
Principal received	—	—	—	—	—	—	252	252
Decrease in loans and conditional advances	—	(375)	—	(2,333)	(622)	(313)	—	(3,642)
Interest paid	—	—	—	(525)	(39)	(113)	—	(677)
Interest paid (IFRS 16)	—	—	—	—	—	—	—	—
Payment of lease liabilities	—	—	—	—	—	—	(1,331)	(1,331)
Early termination of lease contracts	—	—	—	—	—	—	(122)	(122)
Cash flows from financing activities	—	(375)	—	(2,858)	(661)	(425)	(1,079)	(5,520)
Indexation effect on current lease commitment	—	—	—	—	—	—	—	—
Impact of discounting and catch-up	3	7	—	6,855	(1)	7	(26)	6,848
Accumulated fixed interest expense accrual	47	—	—	1,643	42	111	238	2,081
Accumulated variable interest expense accrual	—	—	—	3,740	—	—	—	3,740
Non-cash from financing activities	50	7	—	12,238	41	104	212	12,669
As of December 31, 2022	2,316	125	317	35,754	4,409	4,717	5,530	53,169
Principal received	—	—	150	—	—	—	—	150
Decrease in loans and conditional advances	(300)	(125)	(50)	—	(1,246)	(1,250)	—	(2,971)
Interest paid	—	—	—	(6,639)	(41)	(95)	—	(6,775)
Interest paid (IFRS 16)	—	—	—	—	—	—	(203)	(203)
Payment of lease liabilities	—	—	—	—	—	—	(793)	(793)
Cash flows from financing activities	(300)	(125)	100	(6,639)	(1,287)	(1,345)	(996)	(10,592)
Indexation effect on current lease commitment	—	—	—	—	—	—	376	376
Impact of discounting and catch-up	16	—	(20)	(285)	(9)	(6)	(31)	(334)
Accumulated fixed interest expense accrual	34	—	—	2,385	41	90	—	2,550
Accumulated variable interest expense accrual	—	—	—	5,195	—	—	201	5,396
Non-cash from financing activities	50	—	(20)	7,295	32	84	547	7,988
As of December 31, 2023	2,066	—	397	36,409	3,155	3,457	5,081	50,565

Disclosure of Advances Loans and Lease Liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of December 31, 2023
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	500	1,637	—	—
Interest-free Bpifrance loan	—	—	—	—
Curadigm interest-free Bpifrance advance	100	200	175	—
HSBC “PGE”	1,285	1,904	—	—
Bpifrance “PGE”	1,317	2,237	—	—
EIB fixed rate loan	692	19,946	17,872	51,246
Lease liabilities	1,219	2,434	1,227	621
Total	5,113	28,358	19,274	51,867

	As of December 31, 2022
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	300	1,300	837	—
Interest-free Bpifrance loan	125	—	—	—
Curadigm interest-free Bpifrance advance	75	200	75	—
HSBC “PGE” (1)	1,287	2,557	631	—
Bpifrance “PGE” (1)	1,345	2,605	948	—
EIB fixed rate loan	467	7,630	30,184	19,869
Lease liabilities	962	2,292	1,904	971
Total	4,560	16,584	34,579	20,840
(1)”The Company will reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026), for the reasons mentioned in the paragraph below.